Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000002886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Class I
C000050409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Advisor Class
Without Sales Load [Member] | C000002886
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%	7.36%	4.63%	3.86%
Without Sales Load [Member] | C000050409
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%	7.13%	4.38%	3.61%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	3.84%	3.52%	2.34%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%	3.65%	3.34%	2.08%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	3.84%	3.52%	2.34%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%	3.65%	3.34%	2.08%